Prepaid Expenses and Other Current Assets (Details)								12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Feb. 13, 2023 USD ($)	Feb. 13, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Jan. 02, 2025 USD ($)	Jan. 02, 2025 CNY (¥)	Mar. 27, 2024 USD ($)	Mar. 27, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Repayment of debt			$ 712,494
Equity interests						$ 6,141,721	¥ 44,810,000
Purchase contract payment				$ 27,412	¥ 200,000
Contingent asset								$ 265,205						$ 947,178	¥ 6,900,000
Sellers paid compensation												$ 694,030	¥ 5,000,000
Shanghai Yunbang New Energy Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Payment for equity investment								4,274,966	¥ 30,000,000
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Payment for equity investment								4,075,467	¥ 28,600,000
Shanghai Yunbang [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Payment for equity investment	$ 199,498	¥ 1,400,000
Higgs Construction Machinery Service (Changzhou) Co., Ltd [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Provided a loan										$ (42,037)	¥ 295,000
Sutai (Tianjin) Packaging Materials Co., Ltd [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity transfer payment receivable								701,807
Changzhou Sixun [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Contingent asset
Changzhou Sixun [Member] | Business Combination [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Contingent asset | ¥															¥ 6,900,000
Tianjin Jiahao [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interests percentage						100.00%	100.00%
Changzhou Sixun [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interests percentage								100.00%